Fair Value of Financial Instruments - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Carrying value of assets	$ 339,500,000			$ 339,500,000
Fair value	169,500,000			169,500,000
Impairments and other charges	170,000,000	0	0	170,000,000
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Carrying amount of interest rate swap agreements		$ 0	$ 100,000